Note 21 - Trade Receivables, Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade receivables, prepayments and other receivables [text block]
[US$ thousands]	As of December 31,
Trade receivables	2018	2019
Trade receivables	24,594	39,981
Unbilled receivables	12,874	9,390
Total	37,468	49,371
[US$ thousands]	As of December 31,
Other receivables	2018	2019
VAT	754	1,232
Receivable from Otello Corporation ASA	1,267	924
Deposit in restricted escrow account (1)	-	52,878
Other	5,102	4,078
Total	7,123	59,112
[US$ thousands]	As of December 31,
Prepayments	2018	2019
Prepaid expenses (1)	14,372	25,809
Total	14,372	25,809

Provision for impairment of trade receivables [text block]
[US$ thousands]	As of December 31,
Allowance for impairment of trade receivables	2018	2019
As of period start, as previously reported	1,837	1,619
Impact of IFRS 9	100	-
As of period start, restated	1,937	1,619
Change in the period (1)	(318)	(173)
As of period end	1,619	1,446

Disclosure of aging of trade receivables [text block]
[US$ thousands]		Neither past due	Past due
Aging analysis of trade receivables	Total	nor impaired	<30 days	31-60 days	61-90 days	>90 days (1)
As of December 31, 2018	24,594	15,603	3,252	2,588	690	2,460
As of December 31, 2019	39,981	22,125	8,761	657	341	8,097